UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES:
Net loss	$ (65,083)	$ (85,462)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments	88,165	82,285
(Increase)/decrease in operating assets	(9,333)	39,416
Increase in operating liabilities	21,781	17,019
Payments for drydock and special survey costs	(6,016)	(7,054)
Net cash provided by operating activities	29,514	46,204
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	(6,278)	(7,626)
Acquisition of vessels	(10,255)	0
Deposits for vessels, port terminals and other fixed assets acquisition	(3,437)	(25,972)
Deposits for option to acquire vessels	(8,699)	0
Loans to affiliate companies	0	(4,461)
Proceeds from lease receivable	118	100
Proceeds from sale of asset	7,682	5,280
Purchase of property, equipment and other fixed assets	(4,800)	(3,199)
Dividends received from affiliate	2,919	0
Net cash used in investing activities	(22,750)	(35,878)
FINANCING ACTIVITIES:
Proceeds from transfer of rights to affiliate company	0	4,050
Fees for repurchase of preferred stock	0	(482)
Repayment of long-term debt and payment of principal	(19,342)	(37,921)
Proceeds from long-term loans, net of deferred finance fees	0	29,694
Debt issuance costs	(180)	0
Payments of obligations under capital leases	0	(12,374)
Net cash used in financing activities	(19,522)	(17,033)
Decrease in cash and cash equivalents and restricted cash	(12,758)	(6,707)
Cash and cash equivalents and restricted cash, beginning of period	134,190	141,377
Cash and cash equivalents and restricted cash, end of period	121,432	134,670
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	54,938	49,630
Cash paid for income taxes	485	0
Non-cash investing and financing activities
Deposits for vessels, port terminals and other fixed assets	0	(1,613)
Accrued interest income on loan receivable from affiliate company	(1,476)	(1,258)
Accrued interest expense on loan payable to affiliate company	0	2,254
Accrued interest expense payable to affiliate company	514	325
Long-term payable to affiliate company	0	29,423
Revaluation of vessels due to termination of capital lease obligations	0	5,243
Transfers from deposits for vessels, port terminals and other fixed assets	32,032	137,357
Acquisition of vessels, port terminals and other fixed assets	$ (311)	$ 0